FAIR VALUE MEASUREMENTS (Details) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity securities
Assets:
Available-for-sale securities	¥ 266,850	¥ 273,600
Recurring | Level 1 | Equity securities
Assets:
Available-for-sale securities	266,850	273,600
Recurring | Level 2 | Interest rate swaps
Liabilities:
Derivatives	23	815
Recurring | Carrying Value | Interest rate swaps
Liabilities:
Derivatives	23	815
Recurring | Carrying Value | Equity securities
Assets:
Available-for-sale securities	266,850	273,600
Recurring | Total Fair Value | Interest rate swaps
Liabilities:
Derivatives	23	815
Recurring | Total Fair Value | Equity securities
Assets:
Available-for-sale securities	¥ 266,850	¥ 273,600